Income Tax - Net deferred tax assets (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset
Organizational costs/Startup expenses		$ 19,796	$ 18,110
Net operating loss		7,349,101	3,912,753
Total deferred tax asset		7,368,897	3,930,863
Valuation allowance		(6,189,651)	(3,223,368)
Deferred tax asset, net of allowance		$ 1,179,246	$ 707,495
Decarbonization Plus Acquisition Corporation Iii
Deferred tax asset
Organizational costs/Startup expenses	$ 385,893
Net operating loss	50,244
Total deferred tax asset	436,137
Valuation allowance	$ (436,137)